Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2019
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2019	2018
	(in US$’000)
Prepayments	3,767	4,250
Purchase rebates	173	190
Deposits	898	856
Value-added tax receivables	8,760	6,605
Interest receivables	537	583
Others	1,634	950
	15,769	13,434